Eaton Vance

VT Floating-Rate Income Fund

March 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 1.4%

Security	Principal Amount (000’s omitted)	Value
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 4/20/34(1)(2)	$1,000	$999,394
Kayne CLO 5, Ltd., Series 2019-5A, Class E, 6.918%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(3)	2,000	2,001,836
Kayne CLO 11, Ltd., Series 2021-11A, Class E, 4/15/34(1)(2)	2,000	2,000,788
Riserva CLO, Ltd., Series 2016-3A, Class ERR, 6.608%, (3 mo. USD LIBOR + 6.50%), 1/18/34(1)(3)	2,250	2,251,105

Total Asset-Backed Securities (identified cost $7,252,990)		$7,253,123

Common Stocks — 1.1%

Security	Shares	Value
Aerospace and Defense — 0.0%(4)
IAP Global Services, LLC(5)(6)(7)	24	$258,680

		$258,680

Automotive — 0.0%(4)
Dayco Products, LLC(6)(7)	15,250	$45,750

		$45,750

Business Equipment and Services — 0.0%(4)
Crossmark Holdings, Inc.(6)(7)	3,059	$183,540

		$183,540

Chemicals and Plastics — 0.1%
Hexion Holdings Corp., Class B(6)(7)	30,229	$453,435

		$453,435

Containers and Glass Products — 0.0%(4)
LG Newco Holdco, Inc.(6)(7)	33,758	$59,077

		$59,077

Electronics/Electrical — 0.4%
Answers Corp.(5)(6)(7)	20,672	$7,235
Software Luxembourg Holding S.A., Class A(6)(7)	10,695	1,871,625

		$1,878,860

Health Care — 0.2%
Akorn Holding Company, LLC, Class A(6)(7)	58,449	$927,878

		$927,878

Nonferrous Metals/Minerals — 0.0%(4)
ACNR Holdings, Inc., Class A(6)(7)	2,056	$30,840

		$30,840

Security	Shares	Value
Oil and Gas — 0.1%
AFG Holdings, Inc.(5)(6)(7)	17,136	$205,118
Fieldwood Energy, Inc.(5)(6)(7)	5,122	0
McDermott International, Ltd.(6)(7)	103,251	82,601
RDV Resources, Inc., Class A(5)(6)(7)	10,680	0
Samson Resources II, LLC, Class A(5)(6)(7)	33,971	208,072
Sunrise Oil & Gas, Inc., Class A(6)(7)	7,468	2,240

		$498,031

Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(6)(7)	19,512	$35,122
Cumulus Media, Inc., Class A(6)(7)	24,069	219,268
iHeartMedia, Inc., Class A(6)(7)	8,298	150,609

		$404,999

Retailers (Except Food and Drug) — 0.0%(4)
David’s Bridal, LLC(5)(6)(7)	17,912	$0
Phillips Pet Holding Corp.(5)(6)(7)	285	115,200

		$115,200

Telecommunications — 0.1%
Gee Acquisition Holdings Corp.(5)(6)(7)	13,555	$270,693

		$270,693

Utilities — 0.1%
Longview Intermediate Holdings, LLC, Class A(5)(6)(7)	36,023	$285,662

		$285,662

Total Common Stocks (identified cost $6,547,643)		$5,412,645

Corporate Bonds — 5.7%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.1%
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	$250	$264,688
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25(1)	225	254,793

		$519,481

Air Transport — 0.6%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	$1,275	$1,328,474
5.75%, 4/20/29(1)	950	1,011,655
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	550	598,550

		$2,938,679

Security	Principal Amount (000’s omitted)	Value
Automotive — 0.2%
Clarios Global, L.P.:
6.25%, 5/15/26(1)	$325	$345,569
6.75%, 5/15/25(1)	200	214,254
Tenneco, Inc., 5.125%, 4/15/29(1)	675	667,406

		$1,227,229

Building and Development — 0.1%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	$250	$250,423
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	300	325,312

		$575,735

Business Equipment and Services — 0.5%
Allied Universal Holdco, LLC, 6.625%, 7/15/26(1)	$575	$610,854
Garda World Security Corp., 4.625%, 2/15/27(1)	700	701,750
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.25%, 4/15/24(1)	575	614,042
Sabre GLBL, Inc.:
7.375%, 9/1/25(1)	175	191,240
9.25%, 4/15/25(1)	225	268,594

		$2,386,480

Cable and Satellite Television — 0.7%
Altice France S.A.:
5.125%, 1/15/29(1)	$100	$101,437
5.50%, 1/15/28(1)	400	410,396
7.375%, 5/1/26(1)	1,000	1,041,350
Ziggo B.V., 5.50%, 1/15/27(1)	1,997	2,083,061

		$3,636,244

Chemicals and Plastics — 0.0%(4)
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)	$250	$250,313

		$250,313

Containers and Glass Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 4.00%, 10/15/27(1)	$450	$441,562

		$441,562

Cosmetics/Toiletries — 0.0%(4)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	$100	$100,125

		$100,125

Diversified Financial Services — 0.1%
AG Issuer, LLC, 6.25%, 3/1/28(1)	$350	$367,062

		$367,062

Drugs — 0.5%
Bausch Health Companies., Inc.:
5.50%, 11/1/25(1)	$575	$591,318
7.00%, 3/15/24(1)	833	852,992
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)	1,125	1,136,250

		$2,580,560

Security	Principal Amount (000’s omitted)	Value
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)	$475	$490,141

		$490,141

Electronics/Electrical — 0.6%
CommScope, Inc., 6.00%, 3/1/26(1)	$2,000	$2,110,000
LogMeIn, Inc., 5.50%, 9/1/27(1)	375	393,049
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	550	571,945

		$3,074,994

Entertainment — 0.0%(4)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	$200	$216,625

		$216,625

Food Products — 0.2%
Del Monte Foods, Inc., 11.875%, 5/15/25(1)	$750	$862,500

		$862,500

Food/Drug Retailers — 0.1%
Fresh Market, Inc. (The), 9.75%, 5/1/23(1)	$800	$824,500

		$824,500

Health Care — 0.1%
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	$175	$171,176
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	175	181,563

		$352,739

Industrial Equipment — 0.0%(4)
Clark Equipment Company, 5.875%, 6/1/25(1)	$100	$106,063

		$106,063

Leisure Goods/Activities/Movies — 0.0%(4)
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	$200	$217,375

		$217,375

Machinery — 0.1%
Vertical U.S. Newco, Inc., 5.25%, 7/15/27(1)	$350	$367,063

		$367,063

Oil and Gas — 0.2%
CITGO Petroleum Corporation:
6.375%, 6/15/26(1)	$150	$151,542
7.00%, 6/15/25(1)	1,025	1,056,391

		$1,207,933

Security	Principal Amount (000’s omitted)	Value
Radio and Television — 0.5%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	$875	$631,094
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	200	201,838
5.25%, 8/15/27(1)	150	154,545
6.375%, 5/1/26	47	49,888
8.375%, 5/1/27	85	91,328
Univision Communications, Inc., 5.125%, 2/15/25(1)	1,500	1,521,562

		$2,650,255

Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	$550	$584,169

		$584,169

Retailers (Except Food and Drug) — 0.0%(4)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	$100	$102,396

		$102,396

Software and Services — 0.1%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	$375	$402,727

		$402,727

Telecommunications — 0.5%
CenturyLink, Inc., 4.00%, 2/15/27(1)	$1,225	$1,252,930
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	500	510,060
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31(1)	750	730,950

		$2,493,940

Utilities — 0.2%
Calpine Corp.:
4.50%, 2/15/28(1)	$250	$252,475
5.25%, 6/1/26(1)	700	720,825

		$973,300

Total Corporate Bonds (identified cost $28,941,650)		$29,950,190

Exchange-Traded Funds — 0.7%

Security	Shares	Value
SPDR Blackstone Senior Loan ETF	76,000	$3,476,240

Total Exchange-Traded Funds (identified cost $3,501,320)		$3,476,240

Preferred Stocks — 0.1%

Security	Shares	Value
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc.(6)(7)	5,114	$281,266

		$281,266

Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(5)(6)(7)	839	$0

		$0

Nonferrous Metals/Minerals — 0.0%(4)
ACNR Holdings, Inc., 15.00% (PIK)(6)(7)	971	$85,934

		$85,934

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Series A, 8.00% (PIK)(5)(6)(7)	494	$0
David’s Bridal, LLC, Series B, 10.00% (PIK)(5)(6)(7)	2,012	0

		$0

Total Preferred Stocks (identified cost $431,373)		$367,200

Senior Floating-Rate Loans — 85.7%(8)

Borrower/Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 2.4%
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 1/17/27	$495	$495,387
Dynasty Acquisition Co., Inc.:
Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 4/6/26	1,143	1,110,021
Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 4/6/26	2,126	2,064,121
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(9)	133	132,447
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(5)	171	136,961
Spirit Aerosystems, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 1/15/25	249	251,557
TransDigm, Inc.:
Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 8/22/24	3,024	2,973,380
Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 5/30/25	3,425	3,359,615
WP CPP Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/30/25	2,244	2,188,604

		$12,712,093

Air Transport — 0.5%
AAdvantage Loyalty IP, Ltd., Term Loan, 4/20/28(10)	$650	$665,960
JetBlue Airways Corporation, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/17/24	289	296,209
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	525	558,870
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	1,275	1,340,902

		$2,861,941

Automotive — 3.5%
Adient US, LLC, Term Loan, 4.38%, (USD LIBOR + 4.25%), 5/6/24(11)	$199	$199,236
American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24	1,411	1,403,570
Autokiniton US Holdings, Inc.:
Term Loan, 6.484%, (1 mo. USD LIBOR + 6.375%), 5/22/25	608	608,572
Term Loan, 4/6/28(10)	750	748,125
Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	1,108	851,249

Borrower/Description	Principal Amount (000’s omitted)	Value
Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(11)	$508	$485,080
Clarios Global L.P., Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 4/30/26	2,805	2,793,832
CS Intermediate Holdco 2, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), 11/2/23	1,597	1,557,403
Dayco Products, LLC, Term Loan, 4.44%, (3 mo. USD LIBOR + 4.25%), 5/19/23	746	682,533
Garrett LX III S.a.r.l., Term Loan, 5.75%, (USD Prime + 2.50%), 9/27/25	1,204	1,205,442
Garrett Motion, Inc., DIP Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 4/30/21	126	126,317
Gates Global, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 3/31/27	399	398,522
Goodyear Tire & Rubber Company (The), Term Loan - Second Lien, 2.12%, (1 mo. USD LIBOR + 2.00%), 3/7/25	1,325	1,293,531
IAA, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 6/28/26	457	456,045
Les Schwab Tire Centers, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/2/27	2,319	2,326,917
Tenneco, Inc., Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 10/1/25	820	800,678
Thor Industries, Inc., Term Loan, 3.201%, (3 mo. USD LIBOR + 3.00%), 2/1/26	440	440,866
TI Group Automotive Systems, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/16/24	970	969,550
Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28	725	725,000

		$18,072,468

Beverage and Tobacco — 0.4%
Arterra Wines Canada, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/24/27	$599	$599,996
City Brewing Company, LLC, Term Loan, 4/5/28(10)	525	522,375
Triton Water Holdings, Inc., Term Loan, 3/31/28(10)	825	823,159

		$1,945,530

Brokerage/Securities Dealers/Investment Houses — 0.6%
Advisor Group, Inc., Term Loan, 4.615%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$2,027	$2,028,555
Hudson River Trading, LLC, Term Loan, 3.14%, (2 mo. USD LIBOR + 3.00%), 3/17/28	1,300	1,290,250

		$3,318,805

Building and Development — 2.7%
ACProducts, Inc., Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), 8/18/25	$293	$299,447
Advanced Drainage Systems, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 7/31/26	158	157,983
American Residential Services, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27	349	349,125
APi Group DE, Inc.:
Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 10/1/26	1,086	1,084,383
Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 10/1/26	175	173,908
Brookfield Property REIT, Inc., Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 8/27/25	731	700,020
CP Atlas Buyer, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27	700	696,445
CPG International, Inc., Term Loan, 3.25%, (12 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24	772	773,150
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 8/21/25	525	515,551
Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/3/28	750	744,141
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 9/29/27(10)	500	500,000
MI Windows and Doors, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/18/27	274	275,513

Borrower/Description	Principal Amount (000’s omitted)	Value
Northstar Group Services, Inc., Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/9/26	$770	$772,403
Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27	400	398,464
Quikrete Holdings, Inc., Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 2/1/27	2,138	2,125,541
RE/MAX International, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 12/15/23	1,875	1,875,038
White Cap Buyer, LLC, Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27	1,297	1,295,850
WireCo WorldGroup, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/30/23	1,102	1,078,246

		$13,815,208

Business Equipment and Services — 9.3%
Adevinta ASA, Term Loan, 11/4/27(10)	$675	$676,371
Adtalem Global Education, Inc., Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 4/11/25	292	289,927
AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	950	947,493
Allied Universal Holdco, LLC, Term Loan, 4.359%, (1 mo. USD LIBOR + 4.25%), 7/10/26	2,274	2,270,455
AppLovin Corporation, Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 8/15/25	3,772	3,773,101
ASGN Incorporated., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 4/2/25	574	574,921
Asplundh Tree Expert, LLC, Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 9/7/27	721	720,409
Bracket Intermediate Holding Corp., Term Loan, 4.488%, (3 mo. USD LIBOR + 4.25%), 9/5/25	731	730,336
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24	1,663	1,640,075
Camelot U.S. Acquisition 1 Co., Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 10/30/26	1,333	1,324,516
Cardtronics USA, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 6/29/27	397	397,992
CCC Information Services, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 4/29/24	3,788	3,788,835
Ceridian HCM Holding, Inc., Term Loan, 2.581%, (1 week USD LIBOR + 2.50%), 4/30/25	2,072	2,046,623
CM Acquisition Co., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 7/26/23	162	160,432
Coinamatic Canada, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 5/16/22	151	151,181
Constant Contact, Inc.:
Term Loan, 0.50%, 2/10/28(9)	244	242,312
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/10/28	906	901,938
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27	1,489	1,492,472
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28	1,850	1,844,990
First Advantage Holdings, LLC, Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 1/31/27	1,267	1,258,891
Garda World Security Corporation, Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), 10/30/26	1,202	1,204,369

Borrower/Description	Principal Amount (000’s omitted)	Value
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26	$1,400	$1,428,000
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	500	500,500
IG Investment Holdings, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 5/23/25	1,464	1,465,292
IRI Holdings, Inc., Term Loan, 4.359%, (1 mo. USD LIBOR + 4.25%), 12/1/25	3,750	3,752,430
Iron Mountain, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 1/2/26	631	623,013
Ivanti Software, Inc.:
Term Loan, 4.75%, (1 week USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	450	448,875
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/1/27	1,575	1,584,450
KUEHG Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25	855	837,606
Loire Finco Luxembourg S.a.r.l., Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 4/21/27	248	245,752
MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/28/28	775	771,706
Monitronics International, Inc., Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), 3/29/24	1,032	1,006,605
Nielsen Consumer, Inc., Term Loan, 4.103%, (1 mo. USD LIBOR + 4.00%), 3/6/28	450	448,987
PGX Holdings, Inc., Term Loan, 10.50%, (12 mo. USD LIBOR + 9.50%, Floor 1.00%), 6.25% cash, 4.25% PIK, 9/29/23	446	426,867
Pike Corporation, Term Loan, 3.13%, (1 mo. USD LIBOR + 3.00%), 1/21/28	300	299,759
Rockwood Service Corporation, Term Loan, 4.359%, (1 mo. USD LIBOR + 4.25%), 1/23/27	844	847,855
Sabre GLBL, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/17/27	249	252,388
Sotheby’s, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 1/15/27	469	472,741
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/1/28	2,575	2,556,975
Teneo Holdings, LLC, Term Loan, 7/11/25(10)	200	200,281
Trans Union, LLC, Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 11/16/26	1,103	1,096,963
TTF Holdings, LLC, Term Loan, 3/24/28(10)	300	299,250
Vestcom Parent Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 12/19/23	150	149,050
WASH Multifamily Laundry Systems, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 5/16/22	904	902,279
West Corporation:
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24	243	234,312
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24	1,060	1,028,354
WEX, Inc., Term Loan, 3/18/28(10)	300	299,438

		$48,617,367

Borrower/Description	Principal Amount (000’s omitted)	Value
Cable and Satellite Television — 3.1%
Altice France S.A., Term Loan, 4.198%, (3 mo. USD LIBOR + 4.00%), 8/14/26	$489	$487,834
Charter Communications Operating, LLC, Term Loan, 1.86%, (1 mo. USD LIBOR + 1.75%), 2/1/27	2,068	2,060,241
CSC Holdings, LLC:
Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 7/17/25	3,488	3,445,579
Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 4/15/27	929	919,705
Mediacom Illinois, LLC, Term Loan, 1.84%, (1 week USD LIBOR + 1.75%), 2/15/24	53	52,649
Numericable Group S.A., Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 7/31/25	2,322	2,283,619
UPC Broadband Holding B.V.:
Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 4/30/28	625	620,009
Term Loan, 3.606%, (1 mo. USD LIBOR + 3.50%), 1/31/29	1,200	1,198,393
Term Loan, 3.606%, (1 mo. USD LIBOR + 3.50%), 1/31/29	1,200	1,198,393
Virgin Media Bristol, LLC:
Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 1/31/28	3,225	3,200,629
Term Loan, 1/31/29(10)	750	749,732

		$16,216,783

Chemicals and Plastics — 4.0%
Aruba Investments, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/24/27	$425	$426,594
Atotech B.V., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28	625	623,926
Axalta Coating Systems US Holdings, Inc., Term Loan, 1.953%, (3 mo. USD LIBOR + 1.75%), 6/1/24	1,468	1,463,024
Charter NEX US, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27	275	275,838
Element Solutions, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 1/31/26	562	559,844
Ferro Corporation:
Term Loan, 2.453%, (3 mo. USD LIBOR + 2.25%), 2/14/24	109	108,187
Term Loan, 2.453%, (3 mo. USD LIBOR + 2.25%), 2/14/24	111	110,539
Term Loan, 2.453%, (3 mo. USD LIBOR + 2.25%), 2/14/24	131	129,923
Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27	450	449,437
Illuminate Buyer, LLC, Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 6/30/27	1,322	1,317,144
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26	162	162,340
INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26	1,525	1,521,569
Messer Industries GmbH, Term Loan, 2.703%, (3 mo. USD LIBOR + 2.50%), 3/1/26	953	946,306
Momentive Performance Materials, Inc., Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 5/15/24	2,825	2,779,964
NIC Acquisition Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27	900	897,187
PMHC II, Inc., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 3/31/25(11)	994	971,465
PQ Corporation, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 2/7/27	1,005	1,006,439
Ravago Holdings America, Inc., Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 2/18/28	150	149,625
Rohm Holding GmbH, Term Loan, 5.228%, (6 mo. USD LIBOR + 5.00%), 7/31/26	272	271,893
Trinseo Materials Operating S.C.A.:
Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 9/6/24	1,324	1,306,254
Term Loan, 3/18/28(10)	575	570,448
Tronox Finance, LLC, Term Loan, 2.648%, (USD LIBOR + 2.50%), 3/13/28(11)	1,250	1,244,271
Univar, Inc., Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 7/1/24	3,449	3,439,869

		$20,732,086

Borrower/Description	Principal Amount (000’s omitted)	Value
Conglomerates — 0.0%(4)
Penn Engineering & Manufacturing Corp., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/27/24	$134	$133,684

		$133,684

Containers and Glass Products — 1.4%
Berry Global, Inc., Term Loan, 1.898%, (2 mo. USD LIBOR + 1.75%), 7/1/26	$761	$755,458
BWAY Holding Company, Term Loan, 3.443%, (3 mo. USD LIBOR + 3.25%), 4/3/24	1,356	1,328,079
Flex Acquisition Company, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/23/28	2,416	2,390,691
Libbey Glass, Inc., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/12/25	1,018	997,983
Proampac PG Borrower, LLC, Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), 11/3/25(11)	250	250,125
Reynolds Group Holdings, Inc.:
Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 2/5/23	342	341,331
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 2/5/26	898	889,053
TricorBraun Holdings, Inc.:
Term Loan, 0.608%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28(9)	69	68,338
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28	306	303,820

		$7,324,878

Cosmetics/Toiletries — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26	$748	$738,461

		$738,461

Drugs — 3.4%
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25	$687	$703,276
Albany Molecular Research, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/30/24	150	150,046
Alkermes, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/9/26	185	184,751
Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25	2,092	2,057,926
Arbor Pharmaceuticals, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 7/5/23	336	326,186
Bausch Health Companies, Inc., Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 6/2/25	2,847	2,840,621
Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26	175	174,944
Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28	738	740,033
Grifols Worldwide Operations USA, Inc., Term Loan, 2.081%, (1 week USD LIBOR + 2.00%), 11/15/27	3,025	2,994,932
Horizon Therapeutics USA, Inc.:
Term Loan, 2.125%, (1 mo. USD LIBOR + 2.00%), 5/22/26	668	668,099
Term Loan, 2.50%, (3 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/15/28	1,300	1,297,833
Mallinckrodt International Finance S.A.:
Term Loan, 5.50%, (6 mo. USD LIBOR + 4.75%, Floor 0.75%), 9/24/24	4,120	4,073,519
Term Loan, 5.75%, (6 mo. USD LIBOR + 5.00%, Floor 0.75%), 2/24/25	389	384,536
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28	1,000	996,953

		$17,593,655

Borrower/Description	Principal Amount (000’s omitted)	Value
Ecological Services and Equipment — 0.6%
EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25	$1,416	$1,410,969
GFL Environmental, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25	1,263	1,264,955
TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27	349	349,343
US Ecology Holdings, Inc., Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 11/1/26	198	197,459

		$3,222,726

Electronics/Electrical — 17.7%
Allegro Microsystems, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/30/27	$27	$26,889
Applied Systems, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/19/24	3,850	3,842,111
Aptean, Inc., Term Loan, 4.359%, (1 mo. USD LIBOR + 4.25%), 4/23/26	1,587	1,579,295
AQA Acquisition Holding, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 3/3/28	525	526,969
Astra Acquisition Corp., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 3/1/27	596	599,966
Banff Merger Sub, Inc., Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 10/2/25	4,097	4,083,986
Buzz Merger Sub, Ltd., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 1/29/27	33	33,466
Cambium Learning Group, Inc., Term Loan, 4.703%, (3 mo. USD LIBOR + 4.50%), 12/18/25	782	783,074
Cloudera, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/22/27	375	374,766
Cohu, Inc., Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 10/1/25	753	750,105
CommScope, Inc., Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 4/6/26	2,130	2,120,033
Cornerstone OnDemand, Inc., Term Loan, 4.361%, (1 mo. USD LIBOR + 4.25%), 4/22/27	1,057	1,059,660
Cvent, Inc., Term Loan, 3.90%, (2 mo. USD LIBOR + 3.75%), 11/29/24	748	731,053
Delta TopCo, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	875	875,000
E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/29/27	525	525,000
ECI Macola Max Holdings, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27	698	697,377
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24	1,887	1,887,732
Energizer Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/22/27	656	655,455
Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27	5,264	5,257,201
EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24	339	339,260
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24	4,140	4,063,322
Fiserv Investment Solutions, Inc., Term Loan, 4.189%, (3 mo. USD LIBOR + 4.00%), 2/18/27	397	397,331
Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27	3,645	3,636,324
GlobalLogic Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 9/14/27	498	499,677

Borrower/Description	Principal Amount (000’s omitted)	Value
Go Daddy Operating Company, LLC:
Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 2/15/24	$1,005	$998,224
Term Loan, 2.109%, (3 mo. USD LIBOR + 2.00%), 8/10/27	720	716,302
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	4,525	4,526,933
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26	373	373,393
Imprivata, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/1/27	700	699,417
Informatica, LLC, Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 2/25/27	4,381	4,352,003
Liftoff Mobile, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 3/17/28	299	298,502
LogMeIn, Inc., Term Loan, 4.854%, (1 mo. USD LIBOR + 4.75%), 8/31/27	1,122	1,120,885
MA FinanceCo., LLC:
Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 6/21/24	331	327,439
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25	1,358	1,368,845
Marcel LUX IV S.a.r.l.:
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 3/15/26	1,670	1,659,811
Term Loan, 4.75%, (2 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27	275	275,344
Mirion Technologies, Inc., Term Loan, 4.203%, (3 mo. USD LIBOR + 4.00%), 3/6/26	1,204	1,208,109
MTS Systems Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/5/23	317	317,669
Panther Commercial Holdings L.P., Term Loan, 4.712%, (3 mo. USD LIBOR + 4.50%), 1/7/28	350	349,271
PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27	375	375,234
ProQuest, LLC, Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 10/23/26	937	932,135
Rackspace Hosting, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28	900	894,037
RealPage, Inc., Term Loan, 2/17/28(10)	1,400	1,395,041
Recorded Books, Inc., Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 8/29/25	188	187,655
Redstone Buyer, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/27	2,269	2,284,442
Seattle Spinco, Inc., Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 6/21/24	2,236	2,211,276
SkillSoft Corporation:
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 12/27/24	346	355,426
Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 4/27/25	1,142	1,141,253
SolarWinds Holdings, Inc., Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 2/5/24	3,903	3,836,683
Solera, LLC, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 3/3/23	3,863	3,846,611
Sophia L.P., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/7/27	249	249,531
SurveyMonkey, Inc., Term Loan, 3.84%, (1 week USD LIBOR + 3.75%), 10/10/25	894	892,633
Symplr Software, Inc., Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27	475	477,137
Tech Data Corporation, Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 6/30/25	796	799,233
Thoughtworks, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/23/28	250	250,000
Tibco Software, Inc., Term Loan, 3.86%, (1 mo. USD LIBOR + 3.75%), 6/30/26	1,695	1,679,983
TTM Technologies, Inc., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 9/28/24	428	427,762
Uber Technologies, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 4/4/25	2,594	2,586,340

Borrower/Description	Principal Amount (000’s omitted)	Value
Ultimate Software Group, Inc. (The):
Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 5/4/26	$1,330	$1,329,658
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26	2,961	2,962,724
Ultra Clean Holdings, Inc., Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 8/27/25	956	959,472
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/29/27	450	452,250
Verifone Systems, Inc., Term Loan, 4.182%, (3 mo. USD LIBOR + 4.00%), 8/20/25	1,701	1,667,342
Veritas US, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25	1,617	1,621,602
Vero Parent, Inc., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 8/16/24	1,062	1,064,712
VS Buyer, LLC, Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 2/28/27	2,822	2,817,973
Vungle, Inc., Term Loan, 5.609%, (1 mo. USD LIBOR + 5.50%), 9/30/26	493	494,501

		$92,129,845

Equipment Leasing — 0.5%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,493	$1,490,302
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/1/27	1,122	1,123,667

		$2,613,969

Financial Intermediaries — 1.6%
Aretec Group, Inc., Term Loan, 4.359%, (1 mo. USD LIBOR + 4.25%), 10/1/25	$1,812	$1,815,990
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(12)	1,375	261,309
Edelman Financial Center, LLC, Term Loan, 4/7/28(10)	1,000	996,500
EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25	194	194,485
FinCo I, LLC, Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 6/27/25	580	577,657
Focus Financial Partners, LLC, Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 7/3/24	598	592,263
GreenSky Holdings, LLC:
Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25	994	964,422
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25	372	372,188
LPL Holdings, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 11/12/26	1,480	1,477,237
Victory Capital Holdings, Inc., Term Loan, 2.439%, (2 mo. USD LIBOR + 2.25%), 7/1/26	783	776,718
Virtus Investment Partners, Inc., Term Loan, 3.00%, (6 mo. USD LIBOR + 2.25%, Floor 0.75%), 6/1/24	284	282,674

		$8,311,443

Food Products — 2.1%
Alphabet Holding Company, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 9/26/24	$1,944	$1,932,942
B&G Foods, Inc., Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 10/10/26	290	290,257
Froneri International, Ltd., Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 1/29/27	1,514	1,494,525
H Food Holdings, LLC:
Term Loan, 3.796%, (1 mo. USD LIBOR + 3.6875%), 5/23/25	559	555,110
Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 5/23/25	367	365,245
HLF Financing S.a.r.l., Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 8/18/25	1,597	1,594,100
JBS USA LUX S.A., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 5/1/26	4,158	4,133,382
Shearer’s Foods, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27	249	248,778
Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24	233	234,379

		$10,848,718

Borrower/Description	Principal Amount (000’s omitted)	Value
Food Service — 0.6%
1011778 B.C. Unlimited Liability Company, Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 11/19/26	$1,200	$1,180,386
IRB Holding Corp., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	2,020	2,017,954

		$3,198,340

Food/Drug Retailers — 0.1%
BW Gas & Convenience Holdings, LLC, Term Loan, 6.36%, (1 mo. USD LIBOR + 6.25%), 11/18/24	$353	$356,781
Murphy USA, Inc., Term Loan, 2.25%, (1 mo. USD LIBOR + 1.75%, Floor 0.50%), 1/31/28	200	201,000

		$557,781

Forest Products — 0.2%
Clearwater Paper Corporation, Term Loan, 3.222%, (USD LIBOR + 3.00%), 7/26/26(11)	$108	$107,978
Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28	700	701,750
Neenah, Inc., Term Loan, 4/6/28(10)	250	250,000

		$1,059,728

Health Care — 8.2%
Alliance Healthcare Services, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 10/24/23	$528	$495,259
athenahealth, Inc., Term Loan, 4.453%, (3 mo. USD LIBOR + 4.25%), 2/11/26	2,321	2,329,923
Avantor Funding, Inc.:
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), 11/21/24	415	415,444
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), 11/8/27	1,247	1,248,901
BioClinica Holding I L.P., Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 10/20/23	1,195	1,195,895
BW NHHC Holdco, Inc., Term Loan, 5.189%, (3 mo. USD LIBOR + 5.00%), 5/15/25	754	708,152
Cano Health, LLC:
Term Loan, 0.50%, 11/19/27(9)	207	207,255
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 11/19/27	567	567,050
CCRR Parent, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28	300	300,938
CeramTec AcquiCo GmbH, Term Loan, 2.94%, (3 mo. USD LIBOR + 2.75%), 3/7/25	812	793,508
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(11)	544	543,454
CryoLife, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/1/24	363	364,173
DuPage Medical Group Ltd., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/12/28	300	299,025
Ensemble RCM, LLC, Term Loan, 3.962%, (3 mo. USD LIBOR + 3.75%), 8/3/26	1,541	1,540,768
Envision Healthcare Corporation, Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 10/10/25	3,560	3,077,273
eResearchTechnology, Inc., Term Loan, 2/4/27(10)	175	175,369
Gentiva Health Services, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 7/2/25	1,661	1,653,678
Greatbatch, Ltd., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 10/27/22	1,727	1,731,913
Hanger, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 3/6/25	1,214	1,213,973
IQVIA, Inc.:
Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 3/7/24	553	550,596
Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 1/17/25	875	871,563
Medical Solutions, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24	789	790,714
MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/7/23	2,731	2,719,404

Borrower/Description	Principal Amount (000’s omitted)	Value
National Mentor Holdings, Inc.:
Term Loan, 0.50%, 3/2/28(9)	$127	$126,977
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/18/28	39	38,573
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/18/28	1,159	1,152,977
Navicure, Inc., Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 10/22/26	822	824,167
One Call Corporation, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/27/22	807	804,449
Ortho-Clinical Diagnostics S.A., Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 6/30/25	1,101	1,100,640
PetVet Care Centers, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/14/25	125	124,567
Phoenix Guarantor, Inc.:
Term Loan, 3.361%, (1 mo. USD LIBOR + 3.25%), 3/5/26	956	949,458
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 3/5/26	349	347,488
Term Loan, 3/5/26(10)	525	522,539
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28	700	697,958
Radiology Partners, Inc., Term Loan, 4.79%, (USD LIBOR + 4.25%), 7/9/25(11)	2,000	1,987,750
RadNet, Inc., Term Loan, 4.52%, (USD LIBOR + 3.50%, Floor 1.00%), 6/30/23(11)	1,768	1,771,781
Select Medical Corporation, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 3/6/25	1,469	1,463,834
Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26	375	374,531
Sunshine Luxembourg VII S.a.r.l., Term Loan, 10/1/26(10)	700	700,500
Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24	2,149	2,005,376
U.S. Anesthesia Partners, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/23/24	1,809	1,788,118
US Radiology Specialists, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 12/10/27	474	476,182
Verscend Holding Corp.:
Term Loan, 4.607%, (1 mo. USD LIBOR + 4.50%), 8/27/25	1,265	1,270,021
Term Loan, 8/27/25(10)	450	450,000

		$42,772,114

Home Furnishings — 0.8%
Mattress Firm, Inc., Term Loan, 6.25%, (6 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/26/27	$488	$494,813
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%), 8/10/23	884	895,046
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	2,921	2,811,191

		$4,201,050

Industrial Equipment — 4.0%
AI Alpine AT Bidco GmbH, Term Loan, 3.234%, (6 mo. USD LIBOR + 3.00%), 10/31/25	$196	$191,468
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27	1,197	1,196,003
American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28	350	348,031
Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24	967	967,836
CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25	680	654,241
Clark Equipment Company, Term Loan, 1.953%, (3 mo. USD LIBOR + 1.75%), 5/18/24	785	780,098
CPM Holdings, Inc., Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 11/17/25	1,454	1,420,768

Borrower/Description	Principal Amount (000’s omitted)	Value
Delachaux Group S.A., Term Loan, 4.744%, (6 mo. USD LIBOR + 4.50%), 4/16/26	$371	$369,626
DexKo Global, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/24/24	602	601,610
DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27	374	374,998
Engineered Machinery Holdings, Inc.:
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/19/24	1,330	1,327,225
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 7/19/24	244	244,528
EWT Holdings III Corp., Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 12/20/24	2,993	2,992,509
Filtration Group Corporation, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/29/25	224	224,267
Gardner Denver, Inc.:
Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 3/1/27	1,138	1,126,264
Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 3/1/27	893	892,599
Granite Holdings US Acquisition Co., Term Loan, 4.203%, (3 mo. USD LIBOR + 4.00%), 9/30/26	673	672,582
Harsco Corporation, Term Loan, 3/5/28(10)	250	248,542
Hillman Group, Inc. (The):
Term Loan, 2/23/28(10)	46	46,254
Term Loan, 2/23/28(10)	229	227,801
Ingersoll-Rand Services Company, Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 3/1/27	965	955,597
LTI Holdings, Inc.:
Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 9/6/25	1,392	1,373,334
Term Loan, 4.859%, (1 mo. USD LIBOR + 4.75%), 7/24/26	148	146,642
Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25	1,249	1,175,298
Thermon Industries, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/30/24	163	163,758
Titan Acquisition Limited, Term Loan, 3.267%, (6 mo. USD LIBOR + 3.00%), 3/28/25	2,182	2,142,936

		$20,864,815

Insurance — 2.9%
Alliant Holdings Intermediate, LLC:
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$368	$364,523
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 5/9/25	468	462,176
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/27	596	596,343
AssuredPartners Capital, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/12/27	371	372,681
AssuredPartners, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 2/12/27	148	146,667
Asurion, LLC:
Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 11/3/23	1,325	1,322,352
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 12/23/26	2,993	2,976,915
Term Loan - Second Lien, 5.359%, (1 mo. USD LIBOR + 5.25%), 1/31/28	930	948,367
Hub International Limited, Term Loan, 3.215%, (3 mo. USD LIBOR + 3.00%), 4/25/25	2,176	2,147,792
NFP Corp., Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 2/15/27	1,867	1,840,700
Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27	647	647,828
USI, Inc.:
Term Loan, 3.203%, (3 mo. USD LIBOR + 3.00%), 5/16/24	2,029	2,008,197
Term Loan, 3.449%, (3 mo. USD LIBOR + 3.25%), 12/2/26	1,012	1,003,516

		$14,838,057

Borrower/Description	Principal Amount (000’s omitted)	Value
Leisure Goods/Activities/Movies — 2.7%
Bombardier Recreational Products, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$1,429	$1,415,253
ClubCorp Holdings, Inc., Term Loan, 2.953%, (3 mo. USD LIBOR + 2.75%), 9/18/24	1,773	1,671,521
Crown Finance US, Inc.:
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25	1,704	1,458,954
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26	1,086	923,364
Term Loan, 15.45%, (3 mo. USD LIBOR + 15.25%), 7.20% cash, 8.25% PIK, 5/23/24	376	478,515
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	1,684	1,669,817
Match Group, Inc., Term Loan, 1.948%, (3 mo. USD LIBOR + 1.75%), 2/13/27	525	521,610
Playtika Holding Corp., Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 3/13/28	1,871	1,862,157
SRAM, LLC, Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 3/15/24(11)	554	555,269
Steinway Musical Instruments, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/14/25	216	212,968
Travel Leaders Group, LLC, Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 1/25/24	2,738	2,577,427
UFC Holdings, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/29/26	959	956,448

		$14,303,303

Lodging and Casinos — 1.2%
Golden Nugget, Inc., Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), 10/4/23	$2,077	$2,048,984
GVC Holdings (Gibraltar) Limited, Term Loan, 3.00%, (6 mo. USD LIBOR + 2.00%, Floor 1.00%), 3/29/24	800	800,250
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	1,579	1,519,620
Stars Group Holdings B.V. (The), Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 7/10/25	1,672	1,676,851

		$6,045,705

Nonferrous Metals/Minerals — 0.1%
American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25	$320	$315,889
Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/13/25	244	245,121

		$561,010

Oil and Gas — 2.2%
Ameriforge Group, Inc.:
Term Loan, 8.228%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/31/23(9)	$35	$21,140
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23	548	331,301
Apergy Corporation:
Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25	93	92,539
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27	168	171,911
Blackstone CQP Holdco L.P., Term Loan, 3.687%, (3 mo. USD LIBOR + 3.50%), 9/30/24	1,872	1,869,600
Centurion Pipeline Company, LLC, Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 9/28/25	150	148,877
CITGO Holding, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23	197	190,105
CITGO Petroleum Corporation, Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24	2,796	2,809,446

Borrower/Description	Principal Amount (000’s omitted)	Value
Delek US Holdings, Inc.:
Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 3/31/25	$1,970	$1,917,981
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25	421	424,563
Fieldwood Energy, LLC:
DIP Loan, 3.675%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), 8/4/21(9)	112	116,321
Term Loan, 0.00%, 4/11/22(12)	761	298,594
Lealand Finance Company B.V.:
Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 6/30/24	18	14,577
Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 1.109% cash, 3.00% PIK, 6/30/25	237	140,465
Prairie ECI Acquiror L.P., Term Loan, 4.859%, (1 mo. USD LIBOR + 4.75%), 3/11/26	500	486,002
PSC Industrial Holdings Corp., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/11/24	1,282	1,255,231
RDV Resources Properties, LLC, Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 3/29/24(5)	185	128,294
Sunrise Oil & Gas Properties, LLC:
Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	49	44,163
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	51	39,039
Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	59	30,362
UGI Energy Services, LLC, Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 8/13/26	761	763,104

		$11,293,615

Publishing — 0.7%
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28	$796	$799,985
Ascend Learning, LLC:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/12/24	839	838,257
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/12/24	224	224,341
Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26	1,308	1,297,967
LSC Communications, Inc., Term Loan, 0.00%, 9/30/22(12)	448	36,647
Nielsen Finance, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 6/4/25	470	472,222

		$3,669,419

Radio and Television — 2.3%
Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26	$357	$352,969
Diamond Sports Group, LLC, Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 8/24/26	1,248	884,332
Hubbard Radio, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	450	447,267
iHeartCommunications, Inc.:
Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 5/1/26	488	482,844
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 5/1/26	248	245,334
Nexstar Broadcasting, Inc.:
Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 1/17/24	1,050	1,044,950
Term Loan, 2.865%, (1 mo. USD LIBOR + 2.50%), 9/18/26	3,039	3,020,972
Sinclair Television Group, Inc.:
Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 1/3/24	1,817	1,808,570
Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 9/30/26	1,482	1,465,772
Terrier Media Buyer, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 12/17/26	1,308	1,298,555

Borrower/Description	Principal Amount (000’s omitted)	Value
Univision Communications, Inc.:
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24	$148	$146,754
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/15/26	533	533,740

		$11,732,059

Retailers (Except Food and Drug) — 1.5%
Ascena Retail Group, Inc., Term Loan, 0.00%, 8/21/22(12)	$802	$128,818
BJ’s Wholesale Club, Inc., Term Loan, 2.106%, (1 mo. USD LIBOR + 2.00%), 2/3/24	1,197	1,197,739
CNT Holdings I Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27	425	424,469
David’s Bridal, Inc.:
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23	267	238,818
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23	227	223,235
Great Outdoors Group, LLC, Term Loan, 5.00%, (6 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28	1,971	1,974,223
Harbor Freight Tools USA, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/19/27	1,873	1,873,867
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	1,375	1,374,427
Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(5)	53	42,608
Pier 1 Imports (U.S.), Inc., Term Loan, 0.00%, 4/30/21(5)(12)	58	46,412
Protective Industrial Products, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 1/20/28	325	324,594

		$7,849,210

Steel — 0.5%
Neenah Foundry Company, Term Loan, 10.00%, (USD LIBOR + 9.00%, Floor 1.00%), 12/13/22(11)	$451	$394,534
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	649	644,867
TMS International Corp., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/14/24(11)	150	149,064
Zekelman Industries, Inc., Term Loan, 2.11%, (1 mo. USD LIBOR + 2.00%), 1/24/27	1,211	1,197,663

		$2,386,128

Surface Transport — 0.4%
Kenan Advantage Group, Inc., Term Loan, 3/24/26(10)	$1,475	$1,470,852
XPO Logistics, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 2/24/25	450	447,657

		$1,918,509

Telecommunications — 3.2%
Avaya, Inc., Term Loan, 4.106%, (1 mo. USD LIBOR + 4.00%), 12/15/27	$125	$125,137
CenturyLink, Inc., Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 3/15/27	3,130	3,098,327
Digicel International Finance Limited, Term Loan, 3.51%, (6 mo. USD LIBOR + 3.25%), 5/28/24	1,396	1,330,281
Global Eagle Entertainment, Inc.:
Term Loan, 11.25%, (3 mo. USD LIBOR + 10.00%, Floor 1.25%), 3/24/25	120	116,037
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 3/23/26	230	216,609

Borrower/Description	Principal Amount (000’s omitted)	Value
Intelsat Jackson Holdings S.A.:
DIP Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 7/13/22	$533	$542,103
Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23	500	509,271
Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24	1,300	1,326,948
IPC Corp., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 8/6/21(5)	596	490,538
Level 3 Financing, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 3/1/27	3,323	3,284,704
Onvoy, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/10/24	1,288	1,288,695
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23	728	719,251
Ziggo Financing Partnership, Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 4/30/28	3,525	3,493,913

		$16,541,814

Utilities — 0.2%
Longview Power, LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25(5)	$143	$114,410
Vistra Operations Company, LLC, Term Loan, 1.858%, (1 mo. USD LIBOR + 1.75%), 12/31/25	999	993,634

		$1,108,044

Total Senior Floating-Rate Loans (identified cost $450,319,017)		$446,110,361

Warrants — 0.0%(4)

Security	Shares	Value
Entertainment — 0.0%(4)
Cineworld Group PLC, Exp. 11/23/25(6)(7)	118,649	$89,947

		$89,947

Health Care — 0.0%(4)
THAIHOT Investment Company US Limited, Exp. 10/13/27(5)(6)(7)	16	$8,069
THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(5)(6)(7)	898	0

		$8,069

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(5)(6)(7)	3,427	$0

		$0

Total Warrants (identified cost $0)		$98,016

Miscellaneous — 0.0%(4)

Security	Shares	Value
Oil and Gas — 0.0%(4)
Paragon Offshore Finance Company, Class A(5)(6)(7)	1,168	$0
Paragon Offshore Finance Company, Class B(6)(7)	584	3,942

Total Miscellaneous (identified cost $12,702)		$3,942

Short-Term Investments — 6.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(13)	31,755,018	$31,755,018

Total Short-Term Investments (identified cost $31,755,018)		$31,755,018

Total Investments — 100.8% (identified cost $528,761,713)		$524,426,735

Less Unfunded Loan Commitments — (0.2)%		$(892,729)

Net Investments — 100.6% (identified cost $527,868,984)		$523,534,006

Other Assets, Less Liabilities — (0.6)%		$(3,273,592)

Net Assets — 100.0%		$520,260,414

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $37,062,097 or 7.1% of the Fund’s net assets.

(2)	When-issued security. For a variable rate security, interest rate will be determined after March 31, 2021.

(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2021.

(4)	Amount is less than 0.05%.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Non-income producing security.

(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(8)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(9)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At March 31, 2021, the total value of unfunded loan commitments is $888,457.

(10)	This Senior Loan will settle after March 31, 2021, at which time the interest rate will be determined.

(11)

The stated interest rate represents the weighted average interest rate at March 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(12)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2021.

Abbreviations:

DIP	-	Debtor In Possession

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at March 31, 2021.

At March 31, 2021, the value of the Fund’s investment in affiliated funds was $31,755,018, which represents 6.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$21,593,096	$63,851,211	$(53,689,289)	$—	$—	$31,755,018	$6,174	31,755,018

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$7,253,123	$—	$7,253,123
Common Stocks	941,035	3,120,950	1,350,660	5,412,645
Corporate Bonds	—	29,950,190	—	29,950,190
Exchange-Traded Funds	3,476,240	—	—	3,476,240
Preferred Stocks	—	367,200	0	367,200
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	444,258,409	959,223	445,217,632
Warrants	—	89,947	8,069	98,016
Miscellaneous	—	3,942	0	3,942
Short-Term Investments	—	31,755,018	—	31,755,018
Total Investments	$4,417,275	$516,798,779	$2,317,952	$523,534,006

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.